Risk Management (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2020 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Apr. 30, 2020 CLF ( )	Dec. 31, 2018 CLP ($)
Risk Management (Details) [Line Items]
Maximum exposure to credit risk does not exceed in percentage		10.00%	10.00%
Number of collateral assets		240,087
Value of guarantees, classified as impaired (in Pesos)			$ 98,653		$ 100,133
Value of guarantees, classified as non-impaired (in Pesos)			133,949		$ 344,098
Assets received in lieu of payment (in Pesos)		$ 6,753	$ 18,737
Percentage of renegotiated portfolio of Banco de Chile on total loans		3.47%
MaximumOverduePeriodForProvisionOfDecreaseInRenegotiatedPaymentBehaviours		30 days
Period used to test for impairment of loans		90 days
Minimum amount for review of approved application by Directors Credit Committee (in Pesos)		$ 147,918
Increase of Guarantee Fund (in Dollars)	$ 3,000
Guarantee financing (in Dollars)	$ 25,000
Annual sales affected by the COVID-19 (in Unidad de Fomento) |				1,000,000
Aggregate amount (in Pesos)		$ 1,875,298
Percentage of minimum ratio		8.00%
Provision equivalent percentage		100.00%
loan risk (in Pesos)		$ 49,848
Loans to customers at amortized cost (in Pesos)		$ 24,370
Maximum percentage of provisions on renegotiated loans		99.00%
Maximum potential loss impact on the trading book (in Pesos)		$ 12,505
Percentage of assets on net required provisions		3.00%
Percentage of regulatory capital		10.00%
Percentage of minimum regulatory capital		10.00%
Percentage of basic capital		50.00%
Percentage of risk categories one		0.00%
Percentage of risk categories two		10.00%
Percentage of risk categories three		20.00%
Percentage of risk categories four		60.00%
Percentage of risk categories five		100.00%
Percentage of derivative instruments		2.00%
Percentage of financial instruments		0.00%
Percentage of properties and equipment		100.00%
Percentage of capital equivalent		8.00%
Percentage of assets on bank of chile		10.00%
Credit Exposure Factor [Member]
Risk Management (Details) [Line Items]
Maximum exposure to credit risk does not exceed in percentage		95.00%
Confidence level [Member]
Risk Management (Details) [Line Items]
Maximum percentage of provisions on renegotiated loans		99.00%
Confidence level 1 [Member]
Risk Management (Details) [Line Items]
Maximum percentage of provisions on renegotiated loans		99.00%
Bottom of range [member]
Risk Management (Details) [Line Items]
Percentage of minimum ratio		2.50%
Top of range [member]
Risk Management (Details) [Line Items]
Percentage of minimum ratio		5.00%